Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, unbilled services, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their respective fair values due to the short-term nature of such instruments.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.
As of March 31, 2015, and December 31, 2014, there were no assets or liabilities measured at fair value on a recurring basis.
The Company’s derivative liabilities were the only balance sheet amounts that were measured at fair value on a recurring basis. The fair value of these warrant derivatives was based on a valuation of the Company’s common stock. In order to determine the fair value of the Company’s common stock, the Company used a probability-weighted expected return method, or PWERM. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.

A reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

Three Months Ended
March 31, 2014
Balance at beginning of period	$12,237
Issuance of warrants	544
Excess of fair value of warrants over proceeds	362
Adjustment to fair value	(3,145)
Balance at end of period	$9,998

The fair value of the common stock warrant derivative liabilities decreased from the March 31, 2014 balance presented in the table above during the second quarter of 2014, to $2,701 as of May 2, 2014. The May 2, 2014 balance was then settled to additional paid in capital on that date as the common stock warrants were exercised in conjunction with the IPO.

Fair Value Measurements
The carrying amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, unbilled services, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their respective fair values due to the short-term nature of such instruments.
As of December 31, 2013, the Company estimated that the fair value of its obligation under the 2013 Credit Agreement was $13,023. The fair value of debt fell within Level 3 of the fair value hierarchy as it was significantly driven by the creditworthiness of the Company, which was an unobservable input.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made.
As of December 31, 2014, there were no assets or liabilities measured at fair value on a recurring basis.
The following table summarizes the conclusions reached as of December 31, 2013:

	Balance as of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative liability — Series C-1 warrants	$37	$—	$—	$37
Derivative liability — common stock warrants	12,200	—	—	12,200
Total derivative liability	$12,237	$—	$—	$12,237

The Company’s derivative liabilities were the only balance sheet amounts that were measured at fair value on a recurring basis. The fair value of these warrant derivatives was based on a valuation of the Company’s common stock. In order to determine the fair value of the Company’s common stock, the Company used a probability-weighted expected return method, or PWERM. Significant inputs for the PWERM included an estimate of the Company’s equity value, a weighted average cost of capital and an estimated probability and timing for each valuation scenario.
A reconciliation of the beginning and ending balances for liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

	Years Ended December 31,
	2014	2013
Balance at beginning of period	$12,237	$683
Issuance of warrants	544	5,382
Excess of fair value of warrants over proceeds	362	(1,714)
Adjustment to fair value	(10,442)	7,886
Reclassification to additional paid-in capital upon exercise of warrants	(2,701)	—
Balance at end of period	$—	$12,237